Revenue Recognition (Details Narrative) - Revenue [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Concentration risk percentage			48.00%	39.00%
Five Customers [Member]
Concentration risk percentage	48.00%	46.00%
Customers One [Member]
Concentration risk percentage	19.00%	14.00%
Customers Two [Member]
Concentration risk percentage	10.00%	11.00%
Customers Three [Member]
Concentration risk percentage	7.00%	9.00%
Customers Four [Member]
Concentration risk percentage	6.00%	6.00%